OTHER FINANCIAL LIABILITIES (Details) - USD ($)							1 Months Ended			12 Months Ended
	Nov. 03, 2022	Oct. 12, 2022	Apr. 08, 2022	Mar. 14, 2022	Nov. 10, 2021	Oct. 08, 2020	Oct. 18, 2020	Sep. 29, 2020	Apr. 30, 2020	Dec. 31, 2022	Oct. 18, 2022	Nov. 01, 2021	Jun. 30, 2021	Jun. 17, 2021
OTHER FINANCIAL LIABILITIES (Details) [Line Items]
Description of withdrawal amount									LATAM Airlines Group S.A. drew the entirety (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The line is guaranteed with collateral made up of aircraft, engines and spare parts
Debtor-in-Possession financing description								LATAM Airlines Group S.A. obtained Debtor-in-Possession (“DIP”) financing for a total of US$2,450 million, composed of US$1,300 million of a tranche A (“Tranche A”) and US$1,150 million of a tranche C (“Tranche C” ), of which US$750 million were provided by related parties. Obligations under the DIP were secured by assets owned by LATAM and certain of its subsidiaries, including, but not limited to, shares, certain engines and spare parts.
DIP credit agreement amount.			$ 2,750,000,000
Description of DIP credit agreement		On October 12, 2022, this Amended and Restated DIP Credit Agreement was fully repaid with the DIP-to-Exit financing, which contemplated US$750 million of a bridge financing for senior secured notes maturing in 2027, US$750 million of another bridge financing for senior secured notes due 2029, US$750 Mn of a Term Financing, US$1,146 million of a Junior DIP financing, and US$ 500 million of an undrawn Revolving Credit Facility.
Principal amount											$ 450,000,000
Description of convertible notes	the DIP-to-Exit financing was fully repaid with the funds from the exit financing issued by the Company, which included US$350 million corresponding to an incremental loan Term B; US$450 million in senior secured notes due 2027, US$700 million in senior secured notes due 2029 and a Term Financing of US$1,1 billion, with part of the proceeds from the capital increase implemented in the context of the reorganization process for a total of approximately US$10,3 billion, through the issuance of new payment shares and convertible notes.
Amount of financial lease												$ 19,500,000	$ 307,400,000	$ 130,700,000
Claims amount										$ 679,273
Right of assets										639,728
Conversion notes										39,545
IBR rate amount										$ 316,615
LATAM Airlines Group S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) [Line Items]
Description of withdrawal amount						LATAM made a partial withdrawal for US$1,150 million from Tranche A and Tranche C, and then, on or around June 22, 2021, LATAM made an additional withdrawal for US$500 million from Tranche A and Tranche C.
DIP financing amount							$ 750,000,000
Description of transfer amount				LATAM made a transfer for MUS$ 38.6 from Tranche A, US$227.3 million from Tranche B and US$34.1 million from Tranche C.	the Company made a partial transfer for US$200 million from Tranche B and later on December 28, 2021, LATAM made a new transfer for MUS$ 100. After these transfers, LATAM still It had US$1,250 million of line available for future transfers.
DIP credit agreement amount.			$ 3,700,000
Principal amount											$ 700,000,000